UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-21564
                                                     ---------

                       Blue Rock Market Neutral Fund, LLC
                                 3915 IDS Center
                             80 South Eighth Street
                          Minneapolis, Minnesota 55402
                  ---------------------------------------------
                    (Address of principal executive offices)

                            Blue Rock Advisors, Inc.
                                 3915 IDS Center
                             80 South Eighth Street
                          Minneapolis, Minnesota 55402
                  ---------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (612) 337 - 8000
                                                          ----------------

                        Date of fiscal year end: March 31
                                                 --------
                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1.  SCHEDULE OF INVESTMENTS

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                            SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                  (Unaudited)


                                                                                             % OF          INITIAL
                                                                                            MEMBERS'     ACQUISITION
                                                         COST            FAIR VALUE         CAPITAL          DATE       LIQUIDITY(3)
INVESTMENTS IN PORTFOLIO FUNDS(1),(2)

INVESTMENT FUNDS
Bermuda - Market Neutral Equity
  Zebra Equity Fund, Ltd.                            $ 1,750,000        $ 1,844,590          3.80%         07/01/04        Quarterly

Cayman Islands - Market Neutral Equity
  Fuller & Thaler Market Neutral
    Offshore Fund, Ltd.                                1,300,000          1,362,811          2.80          07/01/04        Monthly
  Magenta Fund Ltd.                                    3,150,000          3,244,294          6.67          08/01/04        Monthly
  New Providence Hedged Equity Fund                    1,750,000          1,896,968          3.90          07/01/04        Weekly
  Quantitative Equity Market Neutral
    Offshore Fund                                      1,750,000          1,800,188          3.70          07/01/04        Quarterly
  Redsky Horizon Fund, Ltd.                            2,612,864          2,510,502          5.16          07/01/04        Quarterly

United States - Market Neutral Equity
  Loomis Sayles Consumer Discretionary
    Hedge Fund, Ltd.                                   2,650,000          2,863,631          5.89          02/01/05        Monthly
  Pequot Market Neutral Financial Services
    Offshore Fund, Ltd.                                2,500,000          2,493,340          5.13          03/01/05        Monthly
                                                     -----------        -----------       -------
                        TOTAL INVESTMENT FUNDS        17,462,864         18,016,324         37.05
                                                     -----------        -----------       -------
LIMITED LIABILITY COMPANIES
United States - Market Neutral Equity
  D3 Fund, L.L.C.                                      1,500,000          1,425,345          2.93          07/01/04        Quarterly

             TOTAL LIMITED LIABILITY COMPANIES         1,500,000          1,425,345          2.93
                                                     -----------        -----------       -------
LIMITED PARTNERSHIPS
Asian Healthcare - Market Neutral Equity
  Asian Healthcare Absolute Partners, L.P.             2,250,000          2,331,547          4.80          01/01/05        Quarterly

Cayman Islands - Market Neutral Equity
  Advisory European Equity Market Neutral
    Fund, L.P.                                         3,350,000          3,455,909          7.11          07/01/04        Monthly

United States - Market Neutral Equity
  FrontPoint Healthcare Fund, L.P.                     4,750,000          5,009,507         10.30          07/01/04        Quarterly
  FrontPoint Utility and Energy Fund, L.P.             4,650,000          4,994,913         10.27          07/01/04        Quarterly
  Imperium Market Neutral Fund (QP), L.P.              3,500,000          3,180,992          6.54          07/01/04        Quarterly
  Lockhart Capital, L.P.                               1,750,000          1,730,693          3.56          07/01/04        Quarterly
  Seasons Institutional Technology Fund, L.P.          4,900,000          5,297,209         10.90          07/01/04        Quarterly
  Sonar Partners, L.P.                                 1,250,000          1,299,622          2.67          06/01/05        Quarterly
  SSI Long/Short Equity Market Neutral, L.P.              62,250             60,951          0.13          07/01/04        Quarterly
                                                     -----------        -----------       -------
                    TOTAL LIMITED PARTNERSHIPS        26,462,250         27,361,343         56.28
                                                     -----------        -----------       -------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS                  45,425,114         46,803,012         96.26
                                                     -----------        -----------       -------


                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (Unaudited)

                                                                                             % OF
                                                                                            MEMBERS'
                                                         COST            FAIR VALUE         CAPITAL
SHORT-TERM INVESTMENTS
UMB BANK, N.A., MONEY MARKET FIDUCIARY               $ 1,843,916        $ 1,843,916          3.79%
                                                     -----------        -----------        ------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS
  AND SHORT-TERM INVESTMENTS                         $47,269,030         48,646,928        100.05
                                                     -----------        -----------        ------
LIABILITIES LESS OTHER ASSETS                                               (25,206)        (0.05)
                                                                        -----------        ------
MEMBERS' CAPITAL                                                        $48,621,722        100.00%
                                                                        ===========        ======



(1)All of the Fund's investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly or semi-annual basis with lock-up periods of up to 6 months.
(2)Not income producing.
(3)Unaudited.


                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                           ALLOCATION BY SUB-STRATEGY
                                  JUNE 30, 2005
                                   (UNAUDITED)

--------------------------------------------------------------------------------

[CHART]

U.S. Multi-Sector Market Neutral Equity...................................25.72%
U.S. Utility and Energy Market Neutral Equity.............................16.82%
U.S. Technology Market Neutral Equity.....................................10.89%
U.S. Healthcare Market Neutral Equity.....................................10.30%
European Multi-Sector Market Neutral Equity................................7.11%
Global Multi-Sector Market Neutral Equity..................................6.67%
U.S. Consumer Market Neutral Equity........................................5.89%
U.S. Financial Market Neutral Equity.......................................5.13%
Asian Healthcare Market Neutral Equity.....................................4.80%
U.S. Bio Technology Market Neutral Equity..................................2.93%
Cash, liabilities less other assets........................................3.74%

--------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Blue Rock Market Neutral Fund, LLC
                  ----------------------------------


By (Signature     /s/ Robert W. Fullerton
                  --------------------------
   and Title)     Robert W. Fullerton
                  Principal Executive Officer
        Date      August 29, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature     /s/ Robert W. Fullerton
   and Title)     -----------------------
                  Robert W. Fullerton
                  Principal Executive Officer
         Date     August 29, 2005



By (Signature     /s/ Mark F. Steen
   and Title)     -----------------
                  Mark F. Steen
                  Principal Financial Officer
         Date     August 29, 2005